AOCI - Additional share information (Details 2) - SFr / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common shares issued
Common Stock, Shares, Issued, Beginning Balance		2,556,011,720	2,556,011,720	2,556,011,720
Cancellation of repurchased shares		(108,264,000)	0	0
Common Stock, Shares, Issued, Ending Balance		2,447,747,720	2,556,011,720	2,556,011,720
Treasury shares
Treasury Stock, Shares, Beginning Balance		119,761,811	5,427,691	5,757,666
Sale of treasury shares		1,222,417,138	795,576,688	770,559,108
Repurchase of treasury shares		1,303,331,434	951,743,509	816,841,331
Cancellation of repurchased shares		108,264,000	0	0
Share-based compensation, net of tax		50,809,266	41,832,701	46,612,198
Treasury Stock, Shares, Ending Balance		41,602,841	119,761,811	5,427,691
Common shares outstanding		2,406,144,879	2,436,249,909	2,550,584,029
Par value (in CHF per share)		SFr 0.04	SFr 0.04
Authorized shares (in shares)	[1]	3,100,747,720	3,209,011,720
Unissued shares (in shares)		653,000,000	653,000,000
Capital Instrument Reserved
Treasury shares
Unissued shares (in shares)		111,193,477	111,193,477
Bank
Common shares issued
Common Stock, Shares, Issued, Beginning Balance	[2]	4,399,680,200
Common Stock, Shares, Issued, Ending Balance	[2]	4,399,680,200	4,399,680,200
Treasury shares
Common shares outstanding	[2]	4,399,680,200	4,399,680,200
Par value (in CHF per share)	[2]	SFr 1.00	SFr 1.00

[1]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[2]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of December 31, 2020. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.